Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2021
LVIP Delaware High Yield Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP Delaware High Yield Fund(Standard and Service Class)Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP Delaware High Yield Fund (the “Fund”) is to seek total return and, as a secondary objective, high current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimates for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the two-year contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in corporate bonds rated at the time of purchase lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO) (80% policy). These are commonly known as “high yield” bonds or “junk” bonds and involve greater risks than investment grade bonds. The Fund may also invest in unrated bonds that the Fund’s sub-adviser, Delaware Investments Fund Advisers (the “Subadviser”), a series of Macquarie Investment Management Business Trust, judges to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Fund may also invest in U.S. and foreign government securities and corporate bonds of foreign issuers. The Fund may invest up to 40% of its net assets in foreign securities; however, the Fund’s total non-U.S. dollar currency exposure will be limited, in the aggregate, to no more than 25% of the Fund’s net assets, and investments in emerging market securities will be limited to 20% of the Fund’s net assets. In selecting bonds for the portfolio, the Sub-Adviser evaluates the income provided by the bond and the bond’s appreciation potential as well as the issuer’s ability to make income and principal payments.In addition, the Sub-Adviser may seek investment advice and recommendations from its affiliates, Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), Macquarie Investment Management Europe Limited (“MIMEL”), and Macquarie Investment Management Global Limited “(MIMGL”) (together, the “Affiliated Sub-Sub-Advisers”), under sub-sub-advisory agreements in order to draw on their asset management capabilities and regional perspective. The Sub-Adviser may also permit these Affiliated Sub-Sub-Advisers to execute Fund security trades on behalf of the Sub-Adviser and exercise investment discretion for securities in certain markets where the Sub-Adviser believes it will be beneficial to utilize an Affiliated Sub-Sub-Adviser’s specialized market knowledge.The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund.The following risks reflect the principal risks of the Fund.•Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.•Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.•Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.•Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.•Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets.•Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.•Derivatives Risk. Derivatives, such as futures, forwards, options, swaps, structured securities and other instruments are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments that involve a small initial investment relative to the risk assumed may be considered to be “leveraged,” which can magnify or otherwise increase investment losses.•Counterparty Risk. Counterparty risk is the risk that if a fund enters into a derivatives contract (such as a futures, options, or swap contract) or a repurchase agreement, the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization). As a result, the fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.•Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.•Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.•High Yield Loan Risk. Bank loans (e.g., loan assignments and participations), like other high yield corporate debt obligations, have a higher risk of default than traditional bonds and may be less liquid and/or become illiquid.•LIBOR Risk. Certain of the Fund’s investments and payment obligations may be based on floating interest rates, such as the London Interbank Offered Rate (“LIBOR”). In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund may invest cannot yet be determined.•Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund.•Valuation Risk. The risk that a less than liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.•Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash.•Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.•Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics (such as the novel coronavirus), have been and can be highly disruptive to economies and markets.•Recession Risk. Although the market for high yield bonds existed through periods of economic downturns, the high yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During that economic expansion, the use of high yield debt securities to finance highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high yield market grew substantially. Some analysts believe a protracted economic downturn would severely disrupt the market for high yield bonds, adversely affect the value of outstanding bonds and adversely affect the ability of high yield issuers to repay principal and interest.•Short Sale Risk. Short sale strategies entail certain unique risks. Short sales involve the risk of loss by buying a security at a higher price than the price at which the Fund previously sold the security short. Because a loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. The Fund’s securities held long may decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has adopted the historical performance of the Delaware VIP® High Yield Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The Fund commenced offering Standard Class shares and Service Class shares on May 1, 2021. Therefore, pre-inception historical performance of Standard Class shares and Service Class shares is based on the previous performance of the Predecessor Fund’s Standard Class shares and Service Class shares. The returns presented for periods prior to May 1, 2021 reflect the performance of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund’s Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund’s Standard and Service Classes for various periods compare with those of a broad measure of market performance. The bar chart shows historical performance of the Predecessor Fund’s Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Standard Class shares of the Predecessor Fund commenced operations on July 28, 1988, the Service Class shares of the Predecessor Fund commenced operations on May 1, 2000, and the Since Inception returns in the table below are based on these dates. Historical performance figures for periods prior to May 1, 2021 have not been adjusted to reflect fees and expenses of Standard Class shares and Service Class shares of the Fund, respectively.The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund’s Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund’s Standard and Service Classes for various periods compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly ReturnQ2 20209.69%Lowest Quarterly ReturnQ1 2020(12.01%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended 12/31/20
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	*Index Returns are based on July 28, 1988 inception date of the Predecessor Fund.
LVIP Delaware High Yield Fund | Standard Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[2],[3]
Total Annual Fund Operating Expenses (After Fee Waiver)	rr_NetExpensesOverAssets	0.74%
1 year	rr_ExpenseExampleYear01	$ 76
3 years	rr_ExpenseExampleYear03	239
5 years	rr_ExpenseExampleYear05	418
10 years	rr_ExpenseExampleYear10	$ 938
2011	rr_AnnualReturn2011	2.38%
2012	rr_AnnualReturn2012	17.82%
2013	rr_AnnualReturn2013	9.22%
2014	rr_AnnualReturn2014	(0.29%)
2015	rr_AnnualReturn2015	(6.60%)
2016	rr_AnnualReturn2016	13.16%
2017	rr_AnnualReturn2017	7.49%
2018	rr_AnnualReturn2018	(4.47%)
2019	rr_AnnualReturn2019	16.43%
2020	rr_AnnualReturn2020	7.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.01%)
1 year	rr_AverageAnnualReturnYear01	7.24%
5 years	rr_AverageAnnualReturnYear05	7.73%
10 years	rr_AverageAnnualReturnYear10	5.94%
LVIP Delaware High Yield Fund | Service Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[2],[3]
Total Annual Fund Operating Expenses (After Fee Waiver)	rr_NetExpensesOverAssets	1.04%
1 year	rr_ExpenseExampleYear01	$ 106
3 years	rr_ExpenseExampleYear03	335
5 years	rr_ExpenseExampleYear05	583
10 years	rr_ExpenseExampleYear10	$ 1,292
1 year	rr_AverageAnnualReturnYear01	6.89%
5 years	rr_AverageAnnualReturnYear05	7.44%
10 years	rr_AverageAnnualReturnYear10	5.67%
LVIP Delaware High Yield Fund | ICE BofA U.S. High Yield Constrained Index
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.07%	[4]
5 years	rr_AverageAnnualReturnYear05	8.42%	[4]
10 years	rr_AverageAnnualReturnYear10	6.61%	[4]

[1]	Other Expenses are based on estimates for the current fiscal year.
[2]	Expense Reimbursement is based on estimates for the current fiscal year.
[3]	Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding “AFFE”) exceed 0.74% of the Fund’s average daily net assets for the Standard Class (and 1.04% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2023 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
[4]	Index Returns are based on July 28, 1988 inception date of the Predecessor Fund.